Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Real Estate and Other
Sales of VOIs and real estate	$ 49,675	$ 48,493	$ 131,353	$ 135,509	$ 169,363	$ 24,267	$ 13,837
Other resort revenue	18,838	17,170	53,325	49,263	65,979	5,239
Fee based sales commission and other revenues	23,638	15,942	53,280	40,021	55,826	8,859	3,033
Interest income	22,032	23,482	66,439	71,375	93,613	12,182
Real Estate Revenue Net	114,183	105,087	304,397	296,168	384,781	50,547	16,870
Financial Services
Interest income	33,971	44,706	111,604	136,441	178,735	225,762	314,538
Service charges on deposits	10,165	15,214	33,423	45,764	59,844	75,739	93,905
Other service charges and fees	6,129	7,495	20,206	22,612	30,140	29,542	28,959
Securities activities, net	6,959	(552)	5,435	2,898	2,864	11,180	2,039
(Loss) gain on sale of Tampa branches	(34)		38,622
Other non-interest income	2,069	4,708	8,804	9,725	12,613	11,864	10,130
Total financial services	59,259	71,571	218,094	217,440	284,196	354,087	449,571
Total revenues	173,442	176,658	522,491	513,608	668,977	404,634	466,441
Real Estate and Other
Cost of sales of VOIs and real estate	7,514	9,918	21,442	23,251	43,094	106,873	12,838
Cost of sales of other resort operations	12,912	12,535	38,149	35,930	46,863	3,538
Interest expense, net	15,201	20,688	49,604	61,010	80,752	17,406	8,431
Selling, general and administrative expenses	58,777	63,685	164,069	172,775	232,342	63,297	55,201
Impairments of goodwill						2,001
Other expenses	209		209		3,889	6,449
Total real estate and other, expense	94,613	106,826	273,473	292,966	406,940	199,564	76,470
Financial Services
Interest expense	7,332	9,126	23,986	30,921	39,665	74,852	140,502
Provision for loan losses	17,901	24,410	56,422	103,718	144,361	232,658	159,801
Employee compensation and benefits	17,116	23,549	56,137	74,082	93,950	108,245	128,897
Occupancy and equipment	10,019	13,263	34,092	40,590	53,589	58,576	64,782
Advertising and promotion	1,587	2,026	4,805	6,209	8,598	8,646	16,335
Check losses	559	763	1,521	1,716	2,421	4,188	8,767
Professional fees	6,230	6,209	10,884	13,920	20,438	14,629	12,761
Supplies and postage	758	983	2,615	2,902	3,954	4,173	4,662
Telecommunication	388	702	1,409	1,898	2,533	2,481	4,452
Cost associated with debt redemption					60	7,463	1,238
Provision for tax certificates	969	885	2,769	3,752	4,552	3,388	7,286
Lease termination costs					3,601	2,156	199
Employee termination costs					3,971	2,024	2,171
Impairment of assets held for sale		4,469		4,469	4,469
Impairment of goodwill						8,541	46,564
Impairment (reversals) of loans held for sale	(145)		2,339
Impairment of real estate held for sale					2,604	1,158	4,758
Impairment of real estate owned	3,464	500	12,294	1,864	6,830	4,124	1,465
FDIC special assessment						2,428
FDIC deposit insurance assessment	2,132	2,314	7,618	7,103	10,148	8,562	2,793
Other expenses	3,032	7,499	12,368	20,928	21,112	25,175	27,537
Total Financial Services Expense	71,342	96,698	229,259	314,072	426,856	573,467	634,970
Total costs and expenses	165,955	203,524	502,732	607,038	833,796	773,031	711,440
Gain on bargain purchase of investment in Bluegreen						182,849
Gain (loss) on settlement of investment in subsidiary			11,305	(1,135)	(977)	29,679
Gain on extinguishment of debt					13,049
Equity in earnings (loss) from unconsolidated affiliates	513	317	2,765	786	(851)	33,381	15,064
Impairment of unconsolidated affiliates						(31,181)	(96,579)
Impairment of other investments						(2,396)	(15,548)
Investment gains						6,654	2,076
Other income	318	498	1,299	2,135	2,691	3,109	7,750
Income (loss) from continuing operations before income taxes	8,318	(26,051)	35,128	(91,644)	(150,907)	(146,302)	(332,236)
Less: Provision (benefit) for income taxes	5,424	2,218	14,089	5,896	9,215	(67,500)	15,763
Income (loss) from continuing operations	2,894	(28,269)	21,039	(97,540)	(160,122)	(78,802)	(347,999)
Income (loss) from discontinued operations, less income tax benefit of $9,110 $1,400 and $0 for 2010, 2009 and 2008, respectively	(2,735)	(8,643)	(36,189)	(13,269)	(20,065)	(14,530)	19,388
Extraordinary gain							9,145
Net income (loss)	159	(36,912)	(15,150)	(110,809)	(180,187)	(93,332)	(319,466)
Less: Net income (loss) attributable to noncontrolling interests	1,963	(12,091)	(3,797)	(50,630)	(76,339)	(120,611)	(260,567)
Net income (loss) attributable to BFC	(1,804)	(24,821)	(11,353)	(60,179)	(103,848)	27,279	(58,899)
Preferred stock dividends	(188)	(188)	(563)	(563)	(750)	(750)	(750)
Net loss allocable to common stock	(1,992)	(25,009)	(11,916)	(60,742)	(104,598)	26,529	(59,649)
Basic Earnings (Loss) Per Common Share
(Loss) earnings per share from continuing operations	$ (0.01)	$ (0.27)	$ 0.09	$ (0.73)	$ (1.27)	$ 0.73	$ (1.63)
Loss per share from discontinued operations	$ (0.02)	$ (0.06)	$ (0.25)	$ (0.08)	$ (0.12)	$ (0.26)	$ 0.11
Earnings per share from extraordinary gain							$ 0.20
Net loss per common share	$ (0.03)	$ (0.33)	$ (0.16)	$ (0.81)	$ (1.39)	$ 0.47	$ (1.32)
Diluted Earnings (Loss) Per Common Share
(Loss) earnings per share from continuing operations	$ (0.01)	$ (0.27)	$ 0.09	$ (0.73)	$ (1.27)	$ 0.73	$ (1.63)
(Loss) earnings per share from discontinued operations	$ (0.02)	$ (0.06)	$ (0.25)	$ (0.08)	$ (0.12)	$ (0.26)	$ 0.11
Earnings per share from extraordinary gain							$ 0.20
Net loss per common share	$ (0.03)	$ (0.33)	$ (0.16)	$ (0.81)	$ (1.39)	$ 0.47	$ (1.32)
Basic weighted average number of common shares outstanding	75,381	75,381	75,381	75,379	75,379	57,235	45,097
Diluted weighted average number of common and common equivalent shares outstanding	75,381	75,381	75,381	75,379	75,379	57,235	45,097
Amounts attributable to BFC common shareholders:
(Loss) income from continuing operations	(570)	(20,514)	6,902	(55,025)	(95,381)	41,742	(73,752)
(Loss) income from discontinued operations	(1,422)	(4,495)	(18,818)	(5,717)	(9,217)	(15,213)	4,958
Extraordinary gain, net of tax							9,145
Net income (loss)	$ (1,992)	$ (25,009)	$ (11,916)	$ (60,742)	$ (104,598)	$ 26,529	$ (59,649)